Acquisitions of subsidiaries - Acquisition Date Fair Value (Details) - Oct. 14, 2025 - Aplo SAS € in Thousands, ¥ in Millions, $ in Millions	USD ($)	EUR (€)	JPY (¥)
Disclosure of detailed information about business combination [line items]
Cash consideration for warrant holders		€ 148	¥ 26
Ordinary shares of Coincheck Parent (5,007,500 shares)	$ 24		3,405
Fair value of consideration			¥ 3,431